                                    ING SERIES FUND, INC.
                                     ING Balanced Fund


                                Supplement Dated May 3, 2004
                        to the ING Domestic Equity and Income Funds
                              Class A, B, and C, Prospectus
                                 Dated September 30, 2003


The section entitled "Management of the Funds - Sub-Adviser - ING Balanced Fund" on page 42 of the Prospectus is deleted and replaced with the following:

      ING Balanced Fund

      The Fund is managed by Hugh T.M. Whelan and James B. Kauffmann.

      Hugh Whelan co-manages the ING Balanced Fund, leading a team of investment professionals responsible for the equity segment of the Fund. Mr. Whelan has been with ING Aeltus since 1989 and has served as a quantitative analyst at ING Aeltus since 1999. Mr. Whelan previously served as a quantitative portfolio manager in ING Aeltus' fixed income group specializing in corporate securities.

      James B. Kauffmann co-manages the Fund, leading a team of investment professionals responsible for the fixed-income segment of the Fund. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    ING SERIES FUND, INC.
                                      ING Balanced Fund


                                Supplement Dated May 3, 2004
                        to the ING Domestic Equity and Income Funds
                                    Class I Prospectus
                                 Dated September 30, 2003


The section entitled "Management of the Funds - Adviser and Sub-Adviser - ING Balanced Fund" on page 36 of the Prospectus is deleted and replaced with the following:

      ING Balanced Fund

      The Fund is managed by Hugh T.M. Whelan and James B. Kauffmann.

      Hugh Whelan co-manages ING Balanced Fund, leading a team of investment professionals responsible for the equity segment of the Fund. Mr. Whelan has been with ING Aeltus since 1989 and has served as a quantitative analyst at ING Aeltus since 1999. Mr. Whelan previously served as a quantitative portfolio manager in ING Aeltus' fixed income group specializing in corporate securities.

      James B. Kauffmann co-manages the Fund, leading a team of investment professionals responsible for the fixed-income segment of the Fund. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 17 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE